SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
December 31, 2025	$ 52
December 31, 2026	37
December 31, 2027	18
December 31, 2028	9
December 31, 2029	2
Total lease payments	118
Less imputed interest	8
Total financing lease liabilities	$ 110	$ 102